Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	LPCN
Entity Registrant Name	Lipocine Inc.
Entity Central Index Key	0001535955
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,606,499	$ 5,377,114	$ 8,567,823
Accounts receivable	92,732		313,753
Prepaid and other current assets	123,317	90,934	95,666
Related-party receivable		3,815	8,491
Total current assets	3,822,548	5,471,863	8,985,733
Property and equipment, net	40,078	49,355	79,605
Other assets	45,000	45,000	45,000
Total assets	3,907,626	5,566,218	9,110,338
Liabilities and Stockholders' Equity Current liabilities:
Accounts payable	590,295	87,027	147,158
Accrued expenses	124,851	107,950	83,579
Income taxes payable	17,886	17,836	17,735
Deferred revenues, current			562,500
Total current liabilities	733,032	212,813	810,972
Income taxes payable, noncurrent	37,456	37,212	36,629
Deferred revenues, noncurrent			6,960,937
Total liabilities	770,488	250,025	7,808,538
Commitments and contingencies (notes 7 and 10)
Stockholders' equity:
Additional paid-in capital	43,173,735	42,575,249	42,447,761
Treasury stock at cost, 29,500 and zero shares	(53,100)
Accumulated deficit	(39,998,736)	(37,274,295)	(41,161,200)
Total stockholders' equity	3,137,138	5,316,193	1,301,800
Total liabilities and stockholders' equity	3,907,626	5,566,218	9,110,338
Series B Convertible Preferred Stock
Stockholders' equity:
Series B convertible preferred stock, $0.001 par value; 4,100,000 shares authorized and issuable in series; 250,000 designated in series, 250,000 shares issued and outstanding as of December 31, 2012 and 2011	250	250	250
Total stockholders' equity		250	250
Series A common stock
Stockholders' equity:
Series A common stock, $0.001 par value; 32,000,000 shares authorized; 10,351,334 issued and outstanding	10,351	10,351	10,351
Series B common stock
Stockholders' equity:
Series A common stock, $0.001 par value; 32,000,000 shares authorized; 10,351,334 issued and outstanding	$ 4,638	$ 4,638	$ 4,638

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, shares	29,500	0
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,100,000	4,100,000	4,100,000
Preferred stock, shares designated	250,000	250,000	250,000
Preferred stock, issued	250,000	250,000	250,000
Preferred stock, outstanding	250,000	250,000	250,000
Series A common stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	32,000,000	32,000,000	32,000,000
Common stock, shares issued	10,351,334	10,351,334	10,351,334
Common stock, shares outstanding	10,351,334	10,351,334	10,351,334
Series B common stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	11,000,000	11,000,000	11,000,000
Common stock, shares issued	4,637,347	4,637,347	4,637,347
Common stock, shares outstanding	4,607,847	4,637,347	4,637,347

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License and milestone revenue				$ 7,523,437	$ 7,523,438	$ 826,563
Research Revenue				186,233	186,233	2,261,689
Total revenues				7,709,670	7,709,671	3,088,252
Operating expenses:
Research and development	443,857	545,403	1,088,967	1,148,607	2,281,196	3,112,531
General and administrative	929,355	343,356	1,636,391	789,511	1,551,199	2,307,513
Operating income (loss)	(1,373,212)	(888,759)	(2,725,358)	5,771,552	3,877,276	(2,331,792)
Other income, net	687	2,849	1,211	6,141	10,313	97,974
Income (loss) before income tax expense	(1,372,525)	(885,910)	(2,724,147)	5,777,693	3,887,589	(2,233,818)
Income tax expense	(182)	(171)	(294)	(1,410)	(684)	(18,370)
Net income (loss)	$ (1,372,707)	$ (886,081)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Basic earnings (loss) per share attributable to Series A and B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Weighted average common shares outstanding	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Diluted earnings (loss) per share attributable to Series A and B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Weighted average common shares outstanding, diluted	14,988,681	14,988,681	14,988,681	15,238,681	15,238,681	14,951,715

Statements of Changes in Stockholders' Equity (USD $)	Total	Additional Paid-in Capital	Accumulated Deficit during Development Stage	Series B Convertible Preferred Stock	Series A common stock	Series A common stock Common Stock	Series B common stock	Series B common stock Common Stock
Balance, Value at Dec. 31, 2010	$ 2,175,159	$ 41,068,971	$ (38,909,012)	$ 250		$ 10,351		$ 4,599
Balance, Shares at Dec. 31, 2010				250,000		10,351,334		4,598,797
Net income (loss)	(2,252,188)		(2,252,188)		(1,559,190)		(692,998)
Stock-based compensation	1,334,729	1,334,729
Issuance of vested restricted Series B common stock (in shares)								38,550
Issuance of vested restricted Series B common stock		(39)						39
Warrant extension	44,100	44,100
Balance, Value at Dec. 31, 2011	1,301,800	42,447,761	(41,161,200)	250		10,351		4,638
Balance, Shares at Dec. 31, 2011				250,000		10,351,334		4,637,347
Net income (loss)	5,776,283				3,929,028		1,718,444
Balance, Value at Jun. 30, 2012
Balance, Value at Dec. 31, 2011	1,301,800	42,447,761	(41,161,200)	250		10,351
Balance, Shares at Dec. 31, 2011				250,000		10,351,334
Net income (loss)	3,886,905		3,886,905		2,644,156		1,156,634
Stock-based compensation	127,488	127,488
Balance, Value at Dec. 31, 2012	5,316,193	42,575,249	(37,274,295)	250		10,351		4,638
Balance, Shares at Dec. 31, 2012				250,000		10,351,334		4,637,347
Net income (loss)	(2,724,441)				(1,881,499)		(842,942)
Balance, Value at Jun. 30, 2013	$ 3,137,138

Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash from operating activities:
Net income (loss)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	10,483	20,950	42,566	45,937
Forgiveness of related party receivable	3,815
Stock-based compensation expense	598,486	79,948	127,488	1,334,729
Warrant-related expense				44,100
Changes in operating assets and liabilities:
Accounts receivable	(92,732)	235,638	313,753	411,159
Prepaid and other current assets	12,306	54,398
Prepaid and other current assets			4,732	(12,572)
Related-party receivable			4,676	(3,315)
Accounts payable	458,579	(71,249)	(60,131)	(344,363)
Accrued expenses	16,901	22,430	24,371	(10,904)
Income taxes payable	294	342	684	18,370
Deferred revenues		(7,523,437)	(7,523,437)	2,173,437
Cash provided by (used in) operating activities	(1,716,309)	(1,404,697)	(3,178,393)	1,404,390
Cash used in investing activities:
Purchases of property and equipment	(1,206)	(2,610)	(12,316)	(20,484)
Cash used in investing activities	(1,206)	(2,610)	(12,316)	(20,484)
Cash used in financing activities:
Purchase of treasury stock	(53,100)
Cash used in financing activities	(53,100)
Net decrease in cash and cash equivalents	(1,770,615)	(1,407,307)	(3,190,709)	1,383,906
Cash and equivalents at beginning of period	5,377,114	8,567,823	8,567,823	7,183,917
Cash and equivalents at end of period	3,606,499	7,160,516	5,377,114	8,567,823
Supplemental disclosure of non-cash financing activities:
Accrued deferred offering costs	$ 44,689

Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business
(1)	Description of Business

Lipocine Inc. (“Lipocine” or the “Company”) was originally incorporated on June 19, 1997, under the laws of the State of Delaware. The Company is engaged in research and development for the delivery of drugs using its proprietary delivery technology. The Company’s principal operation is to provide oral delivery solutions for existing drugs. Lipocine develops its own drug candidates or it develops drug candidates on behalf of or in collaboration with corporate partners. The Company has funded operating costs primarily through collaborative license, milestone and research arrangements, and through federal grants.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include those related to revenue recognition; stock-based compensation; valuation of deferred taxes; income tax uncertainties; allowances for doubtful accounts, and the useful lives of property and equipment.

(b)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. Although the Company deposits its cash and cash equivalents with multiple financial institutions, its deposits, at times, may exceed federally insured limits. Cash equivalents were $2,686,727 and $2,686,066 for December 31, 2012 and 2011.

(c)	Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. As of December 31, 2011, a single customer accounted for 100% of trade accounts receivable. That same customer represented 100% of license and milestone revenues for the years ended December 31, 2012 and 2011 and 100% and 92% of research revenue for the years ended December 31, 2012 and 2011.

The Company maintains an allowance for doubtful accounts for estimated losses. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and their customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company had no write-offs in 2012 and 2011 and the Company did not record an allowance for doubtful accounts as of December 31, 2012 and 2011 as all trade accounts receivable were deemed collectible. The Company does not have any off-balance-sheet credit exposure related to its customers.

The related-party receivable represents amounts due from an employee as of December 31, 2012 and 2011. The employee was current in payments as of December 31, 2012, but subsequent to year-end the employee no longer works for the Company and the balance was forgiven in February 2013.

(d)	Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectibility is reasonably assured. The Company recognizes up-front license fees as earned. Milestone payments are recognized upon successful completion of a performance milestone event. Contract revenues related to collaborative research and development agreements are recognized on a ratable basis as services are performed. Any amounts received in advance of performance are recorded as deferred revenue until earned.

The Company enters into arrangements with collaboration partners that sometimes involve multiple deliverables. These arrangements may contain one or more of the following elements: license and other up-front fees, contract research and development services, milestone payments and royalties. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration is allocated to the separate units of accounting based upon the relative selling price method, and appropriate revenue recognition principles are applied to each unit. When the Company determines that the arrangement should be accounted for as a single unit of accounting, revenue is recognized over the period for which performance obligations will be performed.

Up-front, nonrefundable fees and milestone payments received by the Company under license and collaboration arrangements that include future obligations, in whatever form, are recognized ratably over the expected performance period under each respective arrangement. Under these arrangements, the Company makes its best estimate of the period over which it expects to fulfill its performance obligations, which may include technology transfer assistance, research activities, clinical development activities, and manufacturing activities from development through the commercialization of the product. Given the uncertainties of these extended collaboration arrangements, significant judgment is required to determine the duration of the performance period. For license and collaboration arrangements where no future performance obligations exist, up-front, nonrefundable fees and milestone payments are recognized when received. Any amounts received in advance of performance are recorded as deferred revenue until recognized.

The Company may provide research and development services under collaboration arrangements to advance the development of jointly owned products. The Company records the expenses incurred and reimbursed on a net basis.

(e)	Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Maintenance and repairs that do not extend the life or improve the asset are expensed in the year incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are five years for laboratory and office equipment, three years for computer equipment and software, and seven years for furniture and fixtures.

(f)	Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided against net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of its income tax expense.

(h)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants, which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

The Company uses the Black-Scholes model to compute the estimated fair value of stock option awards. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and members of the board of directors are expected to hold their options prior to exercise (expected term), (iii) expected dividend yield on the Common Stock, and (iv) risk-free interest rates. Stock-based compensation expense also includes an estimate, which is made at the time of grant, of the number of awards that are expected to be forfeited. This estimate is revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729

In 2012, the Company did not issue any stock-based compensation awards. In 2011, the Company issued 1,095,791 Series B common stock options to management, employees, and directors of the Company, which were 100% vested at date of grant. The Company recognized $1,077,725 of stock-based compensation expense in connection with these awards.

Key assumptions used in the determination of the fair value of stock options granted are as follows:

Expected Term: The expected term represents the period that the stock-based awards are expected to be outstanding. Due to limited historical experience of similar awards, the expected term was estimated using the simplified method in accordance with the provisions of Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, for awards with stated or implied service periods. The simplified method defines the expected term as the average of the contractual term and the vesting period of the stock option. For awards with performance conditions, and that have the contractual term to satisfy the performance condition, the contractual term was used.

Risk-Free Interest Rate: The risk-free interest rate used was based on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term.

Expected Dividend: The expected dividend assumption is based on management’s current expectation about the Company’s anticipated dividend policy. The Company does not anticipate declaring dividends in the foreseeable future.

Expected Volatility: Since the Company does not have sufficient trading history, the volatility factor was based on the average of similar public companies. When selecting similar companies, the Company considered the industry, stage of life cycle, size, and financial leverage.

No stock options were granted in 2012. For options granted in 2011, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2011
Expected term	5.55 years
Risk-free interest rates	1.53%
Expected dividend yield	—
Expected volatility	70.66

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Stock Compensation requires the Company to recognize compensation expense for the portion of options that are expected to vest. Therefore, the Company applied estimated forfeiture rates that were derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.

As of December 31, 2012, there was $1,088,536 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s stock option plan. That cost is expected to be recognized over a weighted average period of five years and will be adjusted for subsequent changes in estimated forfeitures. The weighted average fair value of share-based compensation awards granted during the year ended December 31, 2011 was approximately $1.02.

(i)	Fair Value

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Quoted prices for identical instruments in active markets.

•

Level 2 Inputs: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuation in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 Inputs: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For trade accounts receivable, prepaid and other current assets, related-party receivable, trade accounts payable, and accrued expenses, the carrying amounts approximate fair value because of the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

	December 31, 2011	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,066	$2,686,066	$—	$—

	$2,686,066	$2,686,066	$—	$—

The following methods and assumptions were used to determine the fair value of each class of assets and liabilities recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2012 or 2011.

(j)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the fiscal period. Net income (loss) available to common shareholders for the years ended December 31, 2012 and 2011 was calculated using the two-class method, which is an earnings allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (loss) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required as the Company has Class A and Class B common stock and since the Company’s Series B preferred stock and the unvested restricted stock each contain a participation feature.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, convertible preferred stock, and unvested restricted stock, to the extent such shares are dilutive.

The Company computes earnings (loss) per share in accordance with ASC 260-10, Earnings per Share. Under the guidance, unvested restricted stock grants and Series B convertible preferred stock that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and, therefore, are included in computing basic earnings per share (“EPS”) pursuant to the two-class method. The two-class method determines earnings (loss) per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings (loss). However, unvested restricted stock grants and Series B convertible preferred stock are not included in computing EPS for the year ended December 31, 2011 as the Company has losses for this period and these securities are not contractually obligated to share in losses of the Company.

The computation of basic earnings (loss) per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings (loss) per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards.

The following table sets forth the computation of basic and diluted earnings (loss) per share of Class A and Class B common stock at December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to Class A and Class B common stock in the table below excludes $148,468 and $0 of net income (loss) allocated to the participating securities as December 31, 2012 and 2011.

	Years ended December 31
	2012		2011
	Class A	Class B	Class A	Class B
Basic net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Denominator
Weighted avg. commons shares outstanding	10,351,334	4,637,347	10,351,334	4,600,381

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Diluted net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock in basic earnings per share	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares	62,354	—	—	—

Total earnings (losses) used in per share computation	2,644,156	1,156,634	(1,559,190)	(692,998)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Plus: Weighted avg. Series B convertible preferred shares	250,000	—	—	—

Number of shares used in per share computation	10,601,334	4,637,347	10,351,334	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	3,403,001	3,419,201
Unvested restricted stock	345,263	383,916
Warrants	70,000	70,000

(k)	Comprehensive Income

The Company has no components of income that would require classification as other comprehensive income for the year ended December 31, 2012 or 2011.

(l)	Segment Information

The Company is a single reportable segment engaged in research and development for the delivery of drugs using its proprietary delivery technology. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.

Liquidity	12 Months Ended
Dec. 31, 2012
Liquidity
(3)	Liquidity

The Company has, at times, incurred negative cash flow from operations, and has expended, and expects to continue to expend substantial amounts to fund its central and ongoing research and development activities. The Company believes its existing capital resources at December 31, 2012 should be sufficient to fund its current operations through at least January 1, 2014. The Company will need to raise additional funds to support its planned operations, long-term research, product development, and commercialization programs. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce spending, including modifying or terminating planned clinical trials or commercialization programs, to provide the required liquidity.

Collaborative Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Collaborative Agreements
(6)	Collaborative Agreements

(a)	Abbott Products, Inc.

On May 15, 2009, the Company granted an exclusive license to Solvay Pharmaceuticals, Inc. (later acquired by Abbott Products, Inc.) to certain rights to its intellectual property in exchange for an up-front license fee of $4,000,000, certain specified payments upon achievement of various development and commercial milestones or the passage of time and also a royalty on related net sales. The Company also received research revenue for services rendered during the development period and reimbursement of out-of-pocket expenses.

The Company received the up-front fee of $4,000,000 in 2009 and milestone payments, related solely to the passing of time and not the achievement of any of the development or commercial milestones, totaling $3,000,000 and $2,000,000 in 2011 and 2010. The up-front license fee and milestone payments were recorded as a single unit of account, as the delivered technology does not have stand-alone value. Total consideration was recorded using cumulative catch-up method as payments were deemed collectible over the estimated term of the contract for which the Company has continuing performance obligations. The agreement was terminated effective March 29, 2012, and the balance of deferred revenue of $7,523,438 was recognized as licensing and milestone revenue during the six months ended June 30, 2012. The Company also earned research revenue under the agreement of zero and $186,233 during the three and six months ended June 30, 2012. No amounts were recorded for the three or six months ended June 30, 2013.

As part of the termination we reacquired the rights to the intellectual property from Abbott in March 2012. All obligations under the prior license agreement have been completed except that Lipocine will owe Abbott a perpetual 1.5% royalty on net sales should Lipocine decide to use certain Solvay/Abbott formulations or a perpetual 1% royalty on net sales should Lipocine use data generated during the term of the Solvay/Abbott agreement in any regulatory filings for a product. Such royalties are limited to $1 million in the first two calendar years following product launch, after which period there is not a cap on royalties and no maximum aggregate amount. If generic versions of any such product are introduced, then royalties are reduced by 50%.

(b)	Nexgen Pharma, Inc.

On May 21, 2011, the Company entered into a collaborative product development agreement with Nexgen Pharma, Inc. (“Nexgen”). Under the agreement, the parties agreed to jointly develop certain products for the treatment of coughs and colds and to share future revenues from those products. Nexgen agreed to reimburse the Company at cost for all future clinical costs incurred in the development of the products. A total of $92,732 and $55,560 for the three months ended June 30, 2013 and 2012 and $468,348 and $397,852 during the six months ended June 30, 2013 and 2012 was reimbursed for related expenses under the agreement and recorded net in research and development expense. The Company is responsible for certain new drug application (“NDA”) filing costs with the Food and Drug Administration (“FDA”) under terms of this contract and, additionally, will participate on a joint steering committee with Nexgen for the development, regulatory, and manufacturing strategy of product candidates. On July 23, 2013, the Company transferred all rights and obligations under this agreement to Spriaso, LLC (see note 11).

(c)	Contract Research and Development

The Company has entered into agreements with a number of independent contractors, primarily clinical researchers, who serve as advisors to the Company and various contract organizations that conduct preclinical and clinical development work on behalf of the Company. The Company incurred expenses of $123,905 and $131,373 for the three months ended June 30, 2013 and 2012, and $538,395 and $578,074 for the six months ended June 30, 2013 and 2012 under these agreements.

(4)	Collaborative Agreements

(a)	Abbott Products, Inc.

On May 15, 2009, the Company granted an exclusive license to Solvay Pharmaceuticals, Inc. (later acquired by Abbott Products, Inc.) to certain rights to its intellectual property in exchange for an up-front license fee of $4,000,000, certain specified payments upon achievement of various development and commercial milestones or the passage of time and also a royalty on related net sales. The Company also received research revenue for services rendered during the development period and reimbursement of out-of-pocket expenses.

The Company received the up-front fee of $4,000,000 in 2009 and milestone payments, related solely to the passing of time and not the achievement of any of the development or commercial milestones, totaling $3,000,000 and $2,000,000 in 2011 and 2010. The up-front license fee and milestone payments were recorded as a single unit of account, as the delivered technology does not have stand-alone value. Total consideration was recorded using cumulative catch-up method as payments were deemed collectible over the estimated term of the contract for which the Company has continuing performance obligations. Licensing and milestone revenue of $826,563 was recognized in 2011, which included the reversal of $40,650 record in prior periods due to a change in the estimated term of the contract. The agreement was terminated effective March 29, 2012, and the balance of deferred revenue of $7,523,438 was recognized as licensing and milestone revenue in 2012. The Company also earned research revenue under the agreement of $186,233 and $2,083,843 in 2012 and 2011.

(b)	Nexgen Pharma, Inc.

On May 21, 2011, the Company entered into a collaborative product development agreement with Nexgen Pharma, Inc. (“Nexgen”). Under the agreement, the parties agreed to jointly develop certain products for the treatment of coughs and colds and to share future revenues from those products. Nexgen agreed to reimburse the Company at cost for all future clinical costs incurred in the development of the products. A total of $759,292 and $551,368 was reimbursed for related expenses under the agreement in 2012 and 2011 and recorded net in research and development expense. The Company is responsible for certain new drug application (“NDA”) filing costs with the Food and Drug Administration (“FDA”) under terms of this contract and, additionally, will participate on a joint steering committee with Nexgen for the development, regulatory, and manufacturing strategy of product candidates. On July 23, 2013 the Company transferred all rights and obligations under this agreement to Spriaso, LLC (see note 11).

(c)	Tonix Pharmaceuticals, Inc.

In June 2007, the Company entered into a Feasibility and Option Agreement (the “Feasibility Agreement”) with Tonix Pharmaceuticals, Inc., (“Tonix” formerly known as Kiele Pharmaceuticals, Inc.) that was amended in October 2010. The Company’s clinical work under the Feasibility Agreement was completed during 2011 and $177,846 of research revenue was recognized. Tonix has stated that it does not plan to exercise its option to license technology from the Company under the Feasibility Agreement.

(d)	Contract Research and Development

The Company has entered into agreements with various contract organizations that conduct preclinical, clinical, analytical and manufacturing development work on behalf of the Company as well as a number of independent contractors, primarily clinical researchers, who serve as advisors to the Company. The Company incurred expenses of $1,128,845 and $1,191,997 under these agreements in 2012 and 2011.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(5)	Property and Equipment

Property and equipment consisted of the following:

	December 31
	2012	2011
Lab and office equipment	$35,549	$35,549
Computer equipment and software	960,044	947,728
Furniture and fixtures	51,404	51,404

	1,046,997	1,034,681
Less accumulated depreciation	(997,642)	(955,076)

	$49,355	$79,605

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $42,566 and $45,937.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
(4)	Income Taxes

The tax provision for interim periods is determined using an estimate of the Company’s effective tax rate for the full year adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter the Company updates its estimate of the annual effective tax rate, and if the estimated tax rate changes, the Company makes a cumulative adjustment.

At June 30, 2013 and December 31, 2012, the Company has a full valuation allowance against its deferred tax assets, net of expected reversals of existing deferred tax liabilities, as it believes it is more likely than not that these benefits will not be realized.

On January 2, 2013, an extension of the research and development credit in the U.S. was signed into law. While the Company fully intends to take advantage of the research and development credit for the 2012 and 2013 tax years, no benefit has been recorded in the financial statements due to the full valuation allowance position in the U.S.

(6)	Income Taxes

(a)	Income Tax Expense

Income tax expense consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
U.S. federal	$584	$—	$584
State and local	100	—	100

	$684	$—	$684

Year ended December 31, 2011:
U.S. federal	$18,270	$—	$18,270
State and local	100	—	100

	$18,370	$—	$18,370

(b)	Tax Rate Reconciliation

Income tax expense was $684 and $18,370 for the years ended December 31, 2012 and 2011, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	December 31
	2012	2011
Computed “expected” tax expense (benefit)	$1,321,780	$(759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(1,365,408)	796,699
Research and development tax credits	—	(146,454)
State and local income taxes, net of federal income tax benefit	66	66
Stock option expense	32,336	104,339
Nondeductible contributions	—	14,994
Other, net	11,910	8,224

	$684	$18,370

(c)	Significant Components of Deferred Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	December 31
	2012	2011
Deferred tax assets:
Stock-based compensation	$859,095	$846,466
Net operating loss carryforwards	9,216,044	7,875,727
Employee benefits	38,927	28,139
Alternative-minimum tax credit carryforwards	17,635	17,635
Research and development tax credits	1,210,405	1,163,528
Deferred revenue	—	2,934,140
Other deductible temporary differences	280,872	280,872

Total gross deferred tax assets	11,622,978	13,146,507
Less valuation allowance	(11,619,578)	(13,138,909)

Net deferred tax assets	3,400	7,598

Deferred tax liabilities:
Plant and equipment	(3,400)	(7,598)

Total gross deferred tax liabilities	(3,400)	(7,598)

Net deferred tax liabilties	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $11,619,578 and $13,138,909. The net change in the valuation allowance was a decrease of $1,519,331 in 2012 and an increase of $946,054 in 2011. A valuation allowance has been provided for the full amount of the Company’s net deferred tax assets as the Company believes it is more likely than not that these benefits will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

At December 31, 2012, the Company has net operating loss carryforwards for federal income tax purposes of $23,631,037, which are available to offset future federal taxable income, if any, through 2032. The Company has net operating loss carryforwards for state income tax purposes of $23,629,837, which are available to offset future state taxable income. The Company’s net operating loss carryforwards expire between 2023 and 2032. In addition, the Company has alternative minimum tax credit carryforwards of approximately $17,635, which are available to reduce future federal regular income taxes, if any, over an indefinite period.

The Company’s federal and state income tax returns for December 31, 2009 through 2012 are open tax years.

A reconciliation of the beginning and ending amount of total unrecognized tax contingencies, excluding interest and penalties, for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Balance, beginning of year	$28,304	$28,304

Balance, end of year	$28,304	$28,304

Included in the balance of total unrecognized tax contingencies at December 31, 2012 and 2011 are potential contingencies of $37,212 and $36,629, which includes interest and penalties, that if recognized, would affect the effective rate. Cumulative interest and penalties associated with unrecognized tax consequences is $8,908 and $8,325, for December 31, 2012 and 2011. Interest associated with unrecognized tax contingencies, recognized as a component of income tax expense was $583 and $635 for the years ended December 31, 2012 and 2011. The unrecognized tax contingency is expected to be settled during the year ended December 31, 2013.

The information presented above related to current and deferred taxes does not reflect the impact of the American Taxpayer Relief Act of 2012 (“Act”), which was enacted on January 2, 2013. The Company anticipates that the retroactive provisions of the Act, primarily the reinstatement of the research and development tax credit, will increase deferred tax assets prior to application of a full valuation allowance by approximately $121,879, which will be recorded as of the enactment date in 2013.

Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases
(7)	Leases

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of June 30, 2013 are:

Operating leases
Year ending December 31:
2013	$131,907
2014	247,841

Total minimum lease payments	$379,748

The Company’s rent expense was $90,864 and $84,952 for the three months ended June 30, 2013 and 2012 and $177,727 and $169,905 for the six months ended June 30, 2013 and 2012.

(7)	Leases

On August 6, 2004, the Company assumed a noncancelable operating lease for office space and laboratory facilities. Under the lease the Company pays a pro-rata share of property taxes, insurance, and common area maintenance. On June 21, 2011, the Company agreed to extend the lease through November 30, 2014 and has the option to renew for an additional two years.

Future minimum lease payments under the noncancelable operating lease as of December 31, 2012 are:

Operating leases
Year ending December 31:
2013	$263,158
2014	247,841

Total minimum lease payments	$510,999

The Company’s rent expense was $347,960 and $342,554 for the years ended December 31, 2012 and 2011.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity
(8)	Stockholders’ Equity

(a)	Preferred Stock

Series B convertible preferred stock may be converted any time after three years after issuance and at the option of the holder into Series A common stock on a one-to-one basis. Series B preferred stockholders are not entitled to vote. Series B convertible preferred stock has liquidation rights consistent with common stockholders based on the number of common shares into which Series B preferred is convertible. At June 30, 2013, all outstanding Series B preferred shares are convertible.

Preferred stockholders are entitled to receive dividends when and if declared by the board of directors with respect to Series A voting common stock. The Company may not pay or declare any form of dividend to Series A common stockholders without at the same time paying or declaring the same per share dividend to the preferred stockholders as if all preferred shares were converted to common stock at the date of declaration.

(b)	Common Stock

Common stock consists of two series; Series A common stock and Series B common stock. Both series bear the same rights except Series B shareholders are not entitled to vote. Any Series B common stock automatically converts to Series A common stock upon any consolidation, merger, or reorganization, which the Company is not the surviving entity or the closing of a public offering of Series A common stock.

(c)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of Series B common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year contractual life. An aggregate of 6,413,051 shares are authorized for issuance under the amended 2011 Plan, with 1,584,394 shares remaining available for grant as of June 30, 2013.

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	3,403,001	$1.72
Options granted	842,000	0.78
Options forfeited	(26,457)	1.67
Options cancelled	(16,860)	1.35

Balance at June 30, 2013	4,201,684	0.83

Options exercisable at June 30, 2013	3,124,455	0.85

The following table summarizes information about stock options outstanding at June 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
4,201,684	7.81	$0.83	3,124,455	7.41	$0.85

(d)	Restricted Series B Common Stock

In 2010, the Company issued 385,500 shares of restricted Series B common stock to employees. These shares vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. The fair value of these shares when issued was $1.68 per share

On June 28, 2013, the Company accelerated the vesting and repurchased a combined total of 29,500 shares of restricted Series B common stock from six employees at a price of $1.80 per share. The acceleration of the vesting resulted in the recognition of $16,437 in stock-based compensation expense. The repurchased shares are shown as treasury stock as of June 30, 2013.

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2012	341,550
Vested	(29,500)
Forfeited	(1,800)

Balance at June 30, 2013	310,250

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 70,000 shares of Series B convertible preferred Stock at a price of $3.57 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price. As of June 30, 2013, all warrants remain outstanding.

(8)	Stockholders’ Equity

(a)	Preferred Stock

Series B convertible preferred stock may be converted any time after three years after issuance and at the option of the holder into Series A common stock on a one-to-one basis. Series B preferred stockholders are not entitled to vote. Series B convertible preferred stock has liquidation rights consistent with common stockholders based on the number of common shares into which Series B preferred is convertible. At December 31, 2012, all outstanding Series B preferred shares are convertible.

Preferred stockholders are entitled to receive dividends when and if declared by the board of directors with respect to Series A voting common stock. The Company may not pay or declare any form of dividend to Series A common stockholders without at the same time paying or declaring the same per share dividend to the preferred stockholders as if all preferred shares were converted to common stock at the date of declaration.

(b)	Common Stock

Common stock consists of two series; Series A common stock and Series B common stock. Both series bear the same rights except Series B shareholders are not entitled to vote. Any Series B common stock automatically converts to Series A common stock upon any consolidation, merger, or reorganization, which the Company is not the surviving entity or the closing of a public offering of Series A common stock.

(c)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of Series B common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year term and vest over a period of zero to five years. An aggregate of 6,000,000 shares are authorized for issuance under the amended 2011 Plan, with 1,938,726 shares remaining available for grant as of December 31, 2012.

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	3,419,201	1.72
Options granted	—
Options exercised	—
Options forfeited	(3,227)	1.68
Options cancelled	12,973	1.68

Balance at December 31, 2012	3,403,001	1.72

Options exerciseable at December 31, 2012	2,949,041	1.73

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
3,403,001	7.86	$1.72	2,949,041	7.81	$1.73

(d)	Restricted Series B Common Stock

In 2010, the Company issued 385,500 shares of restricted Series B common stock to employees. These shares vest on a performance basis based upon the attainment of certain milestones by the Company and are subject to forfeiture if vesting conditions are not met. The fair value of these shares when issued was $1.68 per share. As of December 31, 2012 and 2011, these restricted shares were 10% vested. The compensation expense for these awards was determined based upon the fair value of Series B common stock at the date of grant applied to the total number of shares that were anticipated to fully vest.

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	385,500
Vested	(38,550)
Forfeited	—

Balance at December 31, 2011	346,950
Vested	—
Forfeited	(5,400)

Balance at December 31, 2012	341,550

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 70,000 shares of Series B convertible preferred Stock at a price of $3.57 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price. The Company expensed $44,100 during 2011 related to the extension.

401(k) Plan	12 Months Ended
Dec. 31, 2012
401(k) Plan
(9)	401(k) Plan

On January 1, 2002, the Company adopted a tax qualified employee savings and retirement plan (the “401(k) Plan”) covering eligible employees. Pursuant to the 401(k) Plan, employees may elect to reduce current compensation by a percentage of eligible compensation, not to exceed legal limits, and contribute the amount of such reduction to the 401(k) Plan. The 401(k) Plan permits but does not require additional matching and profit sharing contributions to the 401(k) Plan by the Company on behalf of the participants. The Company did not make any contributions to the 401(k) Plan during the years ended December 31, 2012 and 2011.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
(9)	Commitments and Contingencies

Guarantees and Indemnifications

In the ordinary course of business, the Company enters into agreements, such as lease agreements, licensing agreements, clinical trial agreements, and certain services agreements, containing standard guarantee and / or indemnifications provisions. Additionally, the Company has indemnified its directors and officers to the maximum extent permitted under the laws of the State of Delaware.

(10)	Commitments and Contingencies

Guarantees and Indemnifications

In the ordinary course of business, the Company enters into agreements, such as lease agreements, licensing agreements, clinical trial agreements, and certain services agreements, containing standard guarantee and / or indemnifications provisions. Additionally, the Company has indemnified its directors and officers to the maximum extent permitted under the laws of the State of Delaware.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
(10)	Subsequent Events

(a)	Agreement with Spriaso, LLC

On July 23, 2013, the Company entered into a license and a service agreement with Spriaso, LLC (“Spriaso”), a related-party that is expected to be initially majority-owned by the current directors of Lipocine Inc. and their affiliates. Under the license agreement, The Company assigned and transferred to Spriaso all of the Company’s rights, title and interest in its intellectual property to develop products for the cough and cold field. In addition, Spriaso received all rights and obligations under the Company’s product development agreement with Nexgen. In exchange, the Company will receive a royalty of 20 percent of the net proceeds received by Spriaso, up to a maximum of $10 million. Spriaso also granted back to the Company an exclusive license to such intellectual property to develop products outside of the cough and cold field. Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months. The Company may provide additional services to be charged at cost to Spriaso. Spriaso may file its first NDA prior to the Company filing its first NDA and as an affiliated entity it will use up the one-time waiver for user fees for a small business submitting its first human drug application to the FDA.

(b)	Merger Agreement

On July 24, 2013, Marathon Bar Corp. (“Marathon Bar”), a Delaware corporation and MBAR Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Marathon Bar, and Lipocine Inc. (“Lipocine”), a privately held company incorporated in Delaware, executed an Agreement and Plan of Merger (“Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into Lipocine and Lipocine was the surviving entity.

(c)	Sale of Common Stock

On July 30, 2013, the Company received approximately $38.0 million aggregate gross proceeds from the issuance and sale of common stock to certain accredited investors.

(11)	Subsequent Events

(a)	Agreement with Spriaso, LLC

On July 23, 2013, the Company entered into assignment/license and services agreements with Spriaso LLC (“Spriaso”), a related-party that is expected to be initially majority-owned by the current directors of Lipocine Inc. and their affiliates. Under the assignment agreement, the Company assigned and transferred to Spriaso all of the Company’s rights, title, and interest in its intellectual property to develop products in the cough and cold field. In addition, Spriaso received all rights and obligations under the Company’s product development agreement with Nexgen. In exchange, the Company would be entitled to receive a potential cash royalty of 20 percent of the net proceeds received by Spriaso, up to a maximum of $10 million. Spriaso also granted back to the Company an exclusive license to such intellectual property to develop products outside of the cough and cold field. Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months. The Company may provide additional services to be charged at cost to Spriaso. Spriaso may file its first NDA prior to the Company filing its first NDA and as an affiliated entity it will use up the one-time waiver for user fees for a small business submitting its first human drug application to the FDA.

(b)	Repurchase of Restricted Series B Common Stock

On June 28, 2013, the Company repurchased a combined total of 29,500 shares of restricted Series B common stock from six employees at a price of $1.80 per share.

(c)	Modification of Existing Stock Options

During January 2013, the Company modified 3,262,948 existing time-vested and performance based stock options by lowering the exercise price to $0.782. Additionally, the Company modified the vesting terms for its unvested performance based stock options and unvested restricted stock to vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $421,950 was recorded as a result of the modifications.

(d)	Merger Agreement

On July 24, 2013, Marathon Bar Corp. (“Marathon Bar”), a Delaware corporation, and MBAR Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Marathon Bar, and Lipocine Inc., a privately held company incorporated in Delaware, executed an Agreement and Plan of Merger (“Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into Lipocine and Lipocine was the surviving entity.

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
(1)	Basis of Presentation

The accompanying unaudited financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the audited Lipocine Inc. financial statements for the year ended December 31, 2012. The accompanying unaudited financial statements reflect all adjustments necessary for a fair presentation of results for the interim periods presented. Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the financial statements and accompanying footnotes. Although these estimates are based upon the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results to be expected for any future period or for the full year.

Earnings (Loss) per Share	6 Months Ended
Jun. 30, 2013
Earnings (Loss) per Share
(2)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Net income (loss) available to common shareholders for the three and six months ended June 30, 2013 and 2012 was calculated using the two-class method, which is an earnings (loss) allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (losses) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required since the Company’s Series B preferred stock and the unvested restricted stock each contain nonforfeitable rights to dividends or dividend equivalents. However, unvested restricted stock grants and Series B convertible preferred stock are not included in computing basic earnings (loss) per share for periods where the Company has losses as these securities are not contractually obligated to share in losses of the Company.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, convertible preferred stock and unvested restricted stock to the extent such shares are dilutive.

The following table sets forth the computation of basic and diluted earnings (loss) per share of Series A and Series B common stock for the three and six months ended June 30, 2013 and 2012. The allocation of undistributed earnings (losses) to Series A and Series B common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended June 30, 2013 and 2012, and zero and $221,232 for the six months ended June 30, 2013 and 2012.

	Three Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and Series B common stock	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

Diluted net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and
Series B common stock in basic earnings per share	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Plus: Undistributed losses allocated to Series B convertible preferred stock	—	—	—	—

Total losses used in per share computation	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	—	—

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Diluted losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Six Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net income (loss) per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed earnings (losses) to Series A and Series B common stock	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

Diluted net income (loss) per share attributable to Series A and Series B common stock:
Numerator
A and Series B common stock in basic earnings per share	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Plus: Undistributed earnings allocated to Series B convertible preferred stock	—	—	92,421	—

Total earnings (losses) used in per share computation	$(1,881,499)	$(842,942)	$3,929,028	$1,718,444
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	250,000	—

Number of shares used in per share computation	10,351,334	4,637,347	10,601,334	4,637,347
Diluted earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

The computation of diluted earnings (loss) per share for the three and six months ended June 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Stock Options	4,201,684	3,419,201	4,201,684	3,419,201
Unvested Restricted Stock	310,250	346,050	310,250	346,050
Warrants	70,000	70,000	70,000	70,000

Fair Value	6 Months Ended
Jun. 30, 2013
Fair Value
(3)	Fair Value

For trade accounts receivable, prepaid and other current assets, related-party receivable, trade accounts payable, and accrued expenses the carrying amounts approximate fair value because of the short maturity of these instruments.

Assets and liabilities that are measured at fair value on a recurring basis using quoted prices in active markets for identical instruments (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) consist of the following at June 30, 2013 and December 31, 2012:

		Fair value measurements at reporting date using
	June 30, 2013	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,433,188	$2,433,188	$—	$—

	$2,433,188	$2,433,188	$—	$—

		Fair value measurements at reporting date using
	December 31, 2012	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

The following methods and assumptions were used to determine the fair value of each class of assets recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.

Share-Based Payments	6 Months Ended
Jun. 30, 2013
Share-Based Payments
(5)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

On January 31, 2013, the Company modified 3,262,948 existing time-vested and performance stock options by lowering the exercise price to $0.782. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $421,950 was recorded as a result of the modifications.

Stock-based compensation cost that has been expensed in the statements of operations amounted to $118,180 and $33,915 for the three months ended June 30, 2013 and 2012 and $598,486 and $79,948 for the six months ended June 30, 2013 and 2012, allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Research and development	$37,463	$10,751	$189,720	$25,344
General and administrative	80,717	23,164	408,766	54,604

	$118,180	$33,915	$598,486	$79,948

As of June 30, 2013, there was approximately $718,299 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s Incentive Plan. The cost will be expensed pro-rata over the service period. The cumulative amount of compensation expense recognized at any point in time is at least equal to the portion of the award that is vested at that date. No stock options were issued during the three months ended June 30, 2013. The weighted average fair value of stock options granted during the six months ended June 30, 2013, was approximately $0.48.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates
(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include those related to revenue recognition; stock-based compensation; valuation of deferred taxes; income tax uncertainties; allowances for doubtful accounts, and the useful lives of property and equipment.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. Although the Company deposits its cash and cash equivalents with multiple financial institutions, its deposits, at times, may exceed federally insured limits. Cash equivalents were $2,686,727 and $2,686,066 for December 31, 2012 and 2011.

Receivables
(c)	Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. As of December 31, 2011, a single customer accounted for 100% of trade accounts receivable. That same customer represented 100% of license and milestone revenues for the years ended December 31, 2012 and 2011 and 100% and 92% of research revenue for the years ended December 31, 2012 and 2011.

The Company maintains an allowance for doubtful accounts for estimated losses. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and their customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company had no write-offs in 2012 and 2011 and the Company did not record an allowance for doubtful accounts as of December 31, 2012 and 2011 as all trade accounts receivable were deemed collectible. The Company does not have any off-balance-sheet credit exposure related to its customers.

The related-party receivable represents amounts due from an employee as of December 31, 2012 and 2011. The employee was current in payments as of December 31, 2012, but subsequent to year-end the employee no longer works for the Company and the balance was forgiven in February 2013.

Revenue Recognition
(d)	Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectibility is reasonably assured. The Company recognizes up-front license fees as earned. Milestone payments are recognized upon successful completion of a performance milestone event. Contract revenues related to collaborative research and development agreements are recognized on a ratable basis as services are performed. Any amounts received in advance of performance are recorded as deferred revenue until earned.

The Company enters into arrangements with collaboration partners that sometimes involve multiple deliverables. These arrangements may contain one or more of the following elements: license and other up-front fees, contract research and development services, milestone payments and royalties. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration is allocated to the separate units of accounting based upon the relative selling price method, and appropriate revenue recognition principles are applied to each unit. When the Company determines that the arrangement should be accounted for as a single unit of accounting, revenue is recognized over the period for which performance obligations will be performed.

Up-front, nonrefundable fees and milestone payments received by the Company under license and collaboration arrangements that include future obligations, in whatever form, are recognized ratably over the expected performance period under each respective arrangement. Under these arrangements, the Company makes its best estimate of the period over which it expects to fulfill its performance obligations, which may include technology transfer assistance, research activities, clinical development activities, and manufacturing activities from development through the commercialization of the product. Given the uncertainties of these extended collaboration arrangements, significant judgment is required to determine the duration of the performance period. For license and collaboration arrangements where no future performance obligations exist, up-front, nonrefundable fees and milestone payments are recognized when received. Any amounts received in advance of performance are recorded as deferred revenue until recognized.

The Company may provide research and development services under collaboration arrangements to advance the development of jointly owned products. The Company records the expenses incurred and reimbursed on a net basis.

Property and Equipment
(e)	Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Maintenance and repairs that do not extend the life or improve the asset are expensed in the year incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are five years for laboratory and office equipment, three years for computer equipment and software, and seven years for furniture and fixtures.

Impairment
(f)	Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value.

Income Taxes
(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided against net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of its income tax expense.

Share-Based Payments
(h)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants, which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

The Company uses the Black-Scholes model to compute the estimated fair value of stock option awards. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and members of the board of directors are expected to hold their options prior to exercise (expected term), (iii) expected dividend yield on the Common Stock, and (iv) risk-free interest rates. Stock-based compensation expense also includes an estimate, which is made at the time of grant, of the number of awards that are expected to be forfeited. This estimate is revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729

In 2012, the Company did not issue any stock-based compensation awards. In 2011, the Company issued 1,095,791 Series B common stock options to management, employees, and directors of the Company, which were 100% vested at date of grant. The Company recognized $1,077,725 of stock-based compensation expense in connection with these awards.

Key assumptions used in the determination of the fair value of stock options granted are as follows:

Expected Term: The expected term represents the period that the stock-based awards are expected to be outstanding. Due to limited historical experience of similar awards, the expected term was estimated using the simplified method in accordance with the provisions of Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, for awards with stated or implied service periods. The simplified method defines the expected term as the average of the contractual term and the vesting period of the stock option. For awards with performance conditions, and that have the contractual term to satisfy the performance condition, the contractual term was used.

Risk-Free Interest Rate: The risk-free interest rate used was based on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term.

Expected Dividend: The expected dividend assumption is based on management’s current expectation about the Company’s anticipated dividend policy. The Company does not anticipate declaring dividends in the foreseeable future.

Expected Volatility: Since the Company does not have sufficient trading history, the volatility factor was based on the average of similar public companies. When selecting similar companies, the Company considered the industry, stage of life cycle, size, and financial leverage.

No stock options were granted in 2012. For options granted in 2011, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2011
Expected term	5.55 years
Risk-free interest rates	1.53%
Expected dividend yield	—
Expected volatility	70.66

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Stock Compensation requires the Company to recognize compensation expense for the portion of options that are expected to vest. Therefore, the Company applied estimated forfeiture rates that were derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.

As of December 31, 2012, there was $1,088,536 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s stock option plan. That cost is expected to be recognized over a weighted average period of five years and will be adjusted for subsequent changes in estimated forfeitures. The weighted average fair value of share-based compensation awards granted during the year ended December 31, 2011 was approximately $1.02.

Fair Value
(i)	Fair Value

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Quoted prices for identical instruments in active markets.

•

Level 2 Inputs: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuation in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 Inputs: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For trade accounts receivable, prepaid and other current assets, related-party receivable, trade accounts payable, and accrued expenses, the carrying amounts approximate fair value because of the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

	December 31, 2011	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,066	$2,686,066	$—	$—

	$2,686,066	$2,686,066	$—	$—

The following methods and assumptions were used to determine the fair value of each class of assets and liabilities recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2012 or 2011.

Earnings (Loss) Per Share
(j)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the fiscal period. Net income (loss) available to common shareholders for the years ended December 31, 2012 and 2011 was calculated using the two-class method, which is an earnings allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (loss) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required as the Company has Class A and Class B common stock and since the Company’s Series B preferred stock and the unvested restricted stock each contain a participation feature.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, convertible preferred stock, and unvested restricted stock, to the extent such shares are dilutive.

The Company computes earnings (loss) per share in accordance with ASC 260-10, Earnings per Share. Under the guidance, unvested restricted stock grants and Series B convertible preferred stock that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and, therefore, are included in computing basic earnings per share (“EPS”) pursuant to the two-class method. The two-class method determines earnings (loss) per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings (loss). However, unvested restricted stock grants and Series B convertible preferred stock are not included in computing EPS for the year ended December 31, 2011 as the Company has losses for this period and these securities are not contractually obligated to share in losses of the Company.

The computation of basic earnings (loss) per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings (loss) per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards.

The following table sets forth the computation of basic and diluted earnings (loss) per share of Class A and Class B common stock at December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to Class A and Class B common stock in the table below excludes $148,468 and $0 of net income (loss) allocated to the participating securities as December 31, 2012 and 2011.

	Years ended December 31
	2012		2011
	Class A	Class B	Class A	Class B
Basic net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Denominator
Weighted avg. commons shares outstanding	10,351,334	4,637,347	10,351,334	4,600,381

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Diluted net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock in basic earnings per share	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares	62,354	—	—	—

Total earnings (losses) used in per share computation	2,644,156	1,156,634	(1,559,190)	(692,998)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Plus: Weighted avg. Series B convertible preferred shares	250,000	—	—	—

Number of shares used in per share computation	10,601,334	4,637,347	10,351,334	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	3,403,001	3,419,201
Unvested restricted stock	345,263	383,916
Warrants	70,000	70,000

Comprehensive Income
(k)	Comprehensive Income
The Company has no components of income that would require classification as other comprehensive income for the year ended December 31, 2012 or 2011.
Segment Information
(l)	Segment Information

The Company is a single reportable segment engaged in research and development for the delivery of drugs using its proprietary delivery technology. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.

Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Base Compensation Expense Allocation

Stock-based compensation cost that has been expensed in the statements of operations amounted to $118,180 and $33,915 for the three months ended June 30, 2013 and 2012 and $598,486 and $79,948 for the six months ended June 30, 2013 and 2012, allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Research and development	$37,463	$10,751	$189,720	$25,344
General and administrative	80,717	23,164	408,766	54,604

	$118,180	$33,915	$598,486	$79,948

Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Option Calculation Weighted Average Assumptions

For options granted in 2011, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2011
Expected term	5.55 years
Risk-free interest rates	1.53%
Expected dividend yield	—
Expected volatility	70.66

Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value of Assets and Liabilities

Assets and liabilities that are measured at fair value on a recurring basis using quoted prices in active markets for identical instruments (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) consist of the following at June 30, 2013 and December 31, 2012:

		Fair value measurements at reporting date using
	June 30, 2013	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,433,188	$2,433,188	$—	$—

	$2,433,188	$2,433,188	$—	$—

		Fair value measurements at reporting date using
	December 31, 2012	Level 1 inputs	Level 2 inputs	Level 3 inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

	December 31, 2011	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,066	$2,686,066	$—	$—

	$2,686,066	$2,686,066	$—	$—

Earnings (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings (loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share of Series A and Series B common stock for the three and six months ended June 30, 2013 and 2012. The allocation of undistributed earnings (losses) to Series A and Series B common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended June 30, 2013 and 2012, and zero and $221,232 for the six months ended June 30, 2013 and 2012.

	Three Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and Series B common stock	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

Diluted net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and
Series B common stock in basic earnings per share	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Plus: Undistributed losses allocated to Series B convertible preferred stock	—	—	—	—

Total losses used in per share computation	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	—	—

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Diluted losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Six Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net income (loss) per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed earnings (losses) to Series A and Series B common stock	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

Diluted net income (loss) per share attributable to Series A and Series B common stock:
Numerator
A and Series B common stock in basic earnings per share	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Plus: Undistributed earnings allocated to Series B convertible preferred stock	—	—	92,421	—

Total earnings (losses) used in per share computation	$(1,881,499)	$(842,942)	$3,929,028	$1,718,444
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	250,000	—

Number of shares used in per share computation	10,351,334	4,637,347	10,601,334	4,637,347
Diluted earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

The following table sets forth the computation of basic and diluted earnings (loss) per share of Class A and Class B common stock at December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to Class A and Class B common stock in the table below excludes $148,468 and $0 of net income (loss) allocated to the participating securities as December 31, 2012 and 2011.

	Years ended December 31
	2012		2011
	Class A	Class B	Class A	Class B
Basic net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Denominator
Weighted avg. commons shares outstanding	10,351,334	4,637,347	10,351,334	4,600,381

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Diluted net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock in basic earnings per share	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares	62,354	—	—	—

Total earnings (losses) used in per share computation	2,644,156	1,156,634	(1,559,190)	(692,998)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Plus: Weighted avg. Series B convertible preferred shares	250,000	—	—	—

Number of shares used in per share computation	10,601,334	4,637,347	10,351,334	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Antidilutive Securities Excluded from Diliuted Earnings Per Share Computation

The computation of diluted earnings (loss) per share for the three and six months ended June 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Stock Options	4,201,684	3,419,201	4,201,684	3,419,201
Unvested Restricted Stock	310,250	346,050	310,250	346,050
Warrants	70,000	70,000	70,000	70,000

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	3,403,001	3,419,201
Unvested restricted stock	345,263	383,916
Warrants	70,000	70,000

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following:

	December 31
	2012	2011
Lab and office equipment	$35,549	$35,549
Computer equipment and software	960,044	947,728
Furniture and fixtures	51,404	51,404

	1,046,997	1,034,681
Less accumulated depreciation	(997,642)	(955,076)

	$49,355	$79,605

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (benefit) for Income Taxes

Income tax expense consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
U.S. federal	$584	$—	$584
State and local	100	—	100

	$684	$—	$684

Year ended December 31, 2011:
U.S. federal	$18,270	$—	$18,270
State and local	100	—	100

	$18,370	$—	$18,370

Tax Rate Reconciliation

Income tax expense was $684 and $18,370 for the years ended December 31, 2012 and 2011, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	December 31
	2012	2011
Computed “expected” tax expense (benefit)	$1,321,780	$(759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(1,365,408)	796,699
Research and development tax credits	—	(146,454)
State and local income taxes, net of federal income tax benefit	66	66
Stock option expense	32,336	104,339
Nondeductible contributions	—	14,994
Other, net	11,910	8,224

	$684	$18,370

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	December 31
	2012	2011
Deferred tax assets:
Stock-based compensation	$859,095	$846,466
Net operating loss carryforwards	9,216,044	7,875,727
Employee benefits	38,927	28,139
Alternative-minimum tax credit carryforwards	17,635	17,635
Research and development tax credits	1,210,405	1,163,528
Deferred revenue	—	2,934,140
Other deductible temporary differences	280,872	280,872

Total gross deferred tax assets	11,622,978	13,146,507
Less valuation allowance	(11,619,578)	(13,138,909)

Net deferred tax assets	3,400	7,598

Deferred tax liabilities:
Plant and equipment	(3,400)	(7,598)

Total gross deferred tax liabilities	(3,400)	(7,598)

Net deferred tax liabilties	$—	$—

Reconciliation of Unrecognized Tax Contingencies

A reconciliation of the beginning and ending amount of total unrecognized tax contingencies, excluding interest and penalties, for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Balance, beginning of year	$28,304	$28,304

Balance, end of year	$28,304	$28,304

Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Minimum Lease Payments under NonCancelable Operating Lease

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of June 30, 2013 are:

Operating leases
Year ending December 31:
2013	$131,907
2014	247,841

Total minimum lease payments	$379,748

Future minimum lease payments under the noncancelable operating lease as of December 31, 2012 are:

Operating leases
Year ending December 31:
2013	$263,158
2014	247,841

Total minimum lease payments	$510,999

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Option Activity

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	3,403,001	$1.72
Options granted	842,000	0.78
Options forfeited	(26,457)	1.67
Options cancelled	(16,860)	1.35

Balance at June 30, 2013	4,201,684	0.83

Options exercisable at June 30, 2013	3,124,455	0.85

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	3,419,201	1.72
Options granted	—
Options exercised	—
Options forfeited	(3,227)	1.68
Options cancelled	12,973	1.68

Balance at December 31, 2012	3,403,001	1.72

Options exerciseable at December 31, 2012	2,949,041	1.73

Stock Options Outstanding

The following table summarizes information about stock options outstanding at June 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
4,201,684	7.81	$0.83	3,124,455	7.41	$0.85

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
3,403,001	7.86	$1.72	2,949,041	7.81	$1.73

Restricted Stock Activity	A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2012	341,550
Vested	(29,500)
Forfeited	(1,800)

Balance at June 30, 2013	310,250

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	385,500
Vested	(38,550)
Forfeited	—

Balance at December 31, 2011	346,950
Vested	—
Forfeited	(5,400)

Balance at December 31, 2012	341,550

Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Basis Of Accounting [Line Items]
Incorporation date	Jun 19, 1997

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory and Office Equipment	Dec. 31, 2012 Computer Equipment and Software	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2012 Series B common stock	Dec. 31, 2011 Series B common stock	Dec. 31, 2012 License and Milestone Revenues	Dec. 31, 2012 Research Revenue	Dec. 31, 2011 Research Revenue
Accounting Policies [Line Items]
Cash Equivalent	$ 2,433,188		$ 2,433,188		$ 2,686,727	$ 2,686,066
Percentage of receivable from single customer						100.00%
Percentage of revenue from single customer												100.00%	100.00%	92.00%
Property plant equipment useful life							5 years	3 years	7 years
Stock based compensation	118,180	33,915	598,486	79,948	127,488	1,334,729
Stock option granted			842,000								1,095,791
Share based compensation expense, stock option											1,077,725
Share based compensation vested percentage											100.00%
Total unrecognized compensation cost	718,299		718,299		1,088,536
Weighted average fair value of share based compensation awards granted	$ 0.48		$ 0.48		$ 1.02
Stock-based compensation expense recognition period					5 years
Allocation of undistributed earnings (losses) to participating securities	$ 0	$ 221,232			$ 148,468	$ 0

Share Base Compensation Expense Allocation (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	37,463	10,751	189,720	25,344	40,414	423,109
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 80,717	$ 23,164	$ 408,766	$ 54,604	$ 87,074	$ 911,620

Fair Value of Option Calculation Weighted Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
Risk-free interest rates	1.53%
Expected dividend yield
Expected volatility	70.66%

Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 2,433,188	$ 2,686,727	$ 2,686,066
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	2,433,188	2,686,727	2,686,066
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	2,433,188	2,686,727	2,686,066
Fair Value, Measurements, Recurring | Money Market Funds | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 2,433,188	$ 2,686,727	$ 2,686,066

Computation of Basic and Diluted Earnings (loss) Per Share (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Denominator
Weighted avg. common shares outstanding	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
Total earnings (losses) used in per share computation	$ (1,372,707)	$ (886,081)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Denominator
Weighted avg. common shares used in basic per share computation	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Plus: Weighted avg. Series B convertible preferred shares	14,988,681	14,988,681	14,988,681	15,238,681	15,238,681	14,951,715
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Series A common stock
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	(947,991)	(611,928)	(1,881,499)	3,836,607	2,581,803	(1,559,190)
Denominator
Weighted avg. common shares outstanding	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
A and Series B common stock in basic earnings per share	(947,991)	(611,928)	(1,881,499)	3,836,607	2,581,803	(1,559,190)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares				92,421	62,354
Total earnings (losses) used in per share computation	(947,991)	(611,928)	(1,881,499)	3,929,028	2,644,156	(1,559,190)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334	10,351,334
Plus: Weighted avg. Series B convertible preferred shares				250,000	250,000
Number of shares used in per share computation	10,351,334	10,351,334	10,351,334	10,601,334	10,601,334	10,351,334
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Series B common stock
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	(424,716)	(274,153)	(842,942)	1,718,444	1,156,634	(692,998)
Denominator
Weighted avg. common shares outstanding	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Numerator
A and Series B common stock in basic earnings per share	(424,716)	(274,153)	(842,942)	1,718,444	1,156,634	(692,998)
Total earnings (losses) used in per share computation	$ (424,716)	$ (274,153)	$ (842,942)	$ 1,718,444	$ 1,156,634	$ (692,998)
Denominator
Weighted avg. common shares used in basic per share computation	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Number of shares used in per share computation	4,637,347	4,637,347	4,637,347	4,637,347	4,637,347	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)

Antidilutive Securities Excluded from Diliuted Earnings Per Share Computation (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,201,684	3,419,201	4,201,684	3,419,201	3,403,001	3,419,201
Non Vested Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	310,250	346,050	310,250	346,050	345,263	383,916
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	70,000	70,000	70,000	70,000	70,000	70,000

Collaborative Agreements (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Collaborative Arrangement Abbott Products, Inc.	Jun. 30, 2012 Collaborative Arrangement Abbott Products, Inc.	Jun. 30, 2013 Collaborative Arrangement Abbott Products, Inc.	Jun. 30, 2012 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2012 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2011 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2010 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2009 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2011 Collaborative Arrangement Abbott Products, Inc. Adjustment	Dec. 31, 2012 Collaborative Arrangement Nexgen Pharma, Inc. Research and Development Expense	Dec. 31, 2011 Collaborative Arrangement Nexgen Pharma, Inc. Research and Development Expense	Jun. 30, 2007 Collaborative Arrangement Tonix Pharmaceuticals, Inc.	Dec. 31, 2012 Collaborative Arrangement Other Companies	Dec. 31, 2011 Collaborative Arrangement Other Companies	Jun. 30, 2013 Collaboration Agreement Other Companies	Jun. 30, 2012 Collaboration Agreement Other Companies	Jun. 30, 2013 Collaboration Agreement Other Companies	Jun. 30, 2012 Collaboration Agreement Other Companies	Jun. 30, 2013 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Jun. 30, 2012 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Jun. 30, 2013 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Jun. 30, 2012 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Up-front license fee received														$ 4,000,000
Milestone payments received												3,000,000	2,000,000
Licensing & Milestone Revenue										7,523,438	7,523,438	826,563			(40,650)
Agreement Termination Date								Mar 29, 2012			Mar 29, 2012
Research Revenue				186,233	186,233	2,261,689	0	0	0	186,233	186,233	2,083,843						177,846
Reimbursement of clinical costs incurred in development of product on behalf of Nexgen Pharma, Inc.																759,292	551,368								92,732	55,560	468,348	397,852
Research and development expenses	443,857	545,403	1,088,967	1,148,607	2,281,196	3,112,531													1,128,845	1,191,997	123,905	131,373	538,395	578,074
Percentage Of royalty rate of net sales									All obligations under the prior license agreement have been completed except that Lipocine will owe Abbott a perpetual 1.5% royalty on net sales should Lipocine decide to use certain Solvay/Abbott formulations or a perpetual 1% royalty on net sales should Lipocine use data generated during the term of the Solvay/Abbott agreement in any regulatory filings for a product.
Maximum royalty payment for the first two calendar years									$ 1,000,000
Royalty reduction percentage									50.00%

Property and Equipment (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Lab and office equipment		$ 35,549	$ 35,549
Computer equipment and software		960,044	947,728
Furniture and fixtures		51,404	51,404
Property plant and equipment gross		1,046,997	1,034,681
Less accumulated depreciation		(997,642)	(955,076)
Property plant and equipment net	$ 40,078	$ 49,355	$ 79,605

Property and Equipment - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,483	$ 20,950	$ 42,566	$ 45,937

Provision (benefit) for Income Taxes (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					$ 684	$ 18,370
Income tax expense benefit, deferred
Income tax expense benefit	182	171	294	1,410	684	18,370
U.S. federal
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					584	18,270
Income tax expense benefit, deferred
Income tax expense benefit					584	18,270
State and local
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					100	100
Income tax expense benefit, deferred
Income tax expense benefit					$ 100	$ 100

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Income Tax Expense Benefit [Line Items]
Income tax expense	$ 182	$ 171	$ 294	$ 1,410	$ 684	$ 18,370
Federal statutory rate, Percentage of Pretax Earnings					34.00%	34.00%
Valuation allowance for deferred tax assets					11,619,578	13,138,909
Increase decrease in valuation allowance for deferred tax assets					1,519,331	946,054
Operating loss carryforwards not subject to expiration					17,635
Income taxes payable, noncurrent	37,456		37,456		37,212	36,629
Cumulative interest and penalties related to unrecognized tax benefits					8,908	8,325
Interest associated to unrecognized tax benefits					583	635
Increase in research and development tax credit					1,210,405	1,163,528	121,879
Minimum
Income Tax Expense Benefit [Line Items]
Operating loss carryforwards expiration year					2023
Maximum
Income Tax Expense Benefit [Line Items]
Operating loss carryforwards expiration year					2032
U.S. federal
Income Tax Expense Benefit [Line Items]
Income tax expense					584	18,270
Operating loss carryforwards subject to expiration					23,631,037
State and local
Income Tax Expense Benefit [Line Items]
Income tax expense					100	100
Operating loss carryforwards subject to expiration					$ 23,629,837

Tax Rate Reconciliation (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective income tax rate reconciliation
Computed "expected" tax expense (benefit)					$ 1,321,780	$ (759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance					(1,365,408)	796,699
Research and development tax credits						(146,454)
State and local income taxes, net of federal income tax benefit					66	66
Stock option expense					32,336	104,339
Nondeductible contributions						14,994
Other, net					11,910	8,224
Income tax expense benefit	$ 182	$ 171	$ 294	$ 1,410	$ 684	$ 18,370

Deferred Tax Assets and Liabilities (Detail) (USD $)	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Stock-based compensation		$ 859,095	$ 846,466
Net operating loss carryforwards		9,216,044	7,875,727
Employee benefits		38,927	28,139
Alternative-minimum tax credit carryforwards		17,635	17,635
Research and development tax credits	121,879	1,210,405	1,163,528
Deferred revenue			2,934,140
Other deductible temporary differences		280,872	280,872
Total gross deferred tax assets		11,622,978	13,146,507
Less valuation allowance		(11,619,578)	(13,138,909)
Net deferred tax assets		3,400	7,598
Deferred tax liabilities:
Plant and equipment		(3,400)	(7,598)
Total gross deferred tax liabilities		(3,400)	(7,598)
Net deferred tax liabilties

Reconciliation of Unrecognized Tax Contingencies (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax reconciliation
Balance, beginning of year	$ 28,304	$ 28,304	$ 28,304
Balance, end of year	$ 28,304	$ 28,304	$ 28,304

Leases - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Leasing arrangements, Operating leases, lease expiration date	Nov 30, 2014
Leasing arrangements, Operating leases, renewal term	2 years
Rental expense		$ 84,952	$ 90,864	$ 169,905	$ 177,727	$ 347,960	$ 342,554

Future Minimum Lease Payments under NonCancelable Operating Lease (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013		$ 263,158
2013, remainder of fiscal year	131,907
2014	247,841	247,841
Total minimum lease payments	$ 379,748	$ 510,999

Stockholders' Equity - Additional information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 23, 2003	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2003 Series B Convertible Preferred Stock	Jun. 28, 2013 Restricted Stock Series B common stock	Dec. 31, 2010 Restricted Stock Series B common stock	Dec. 31, 2012 Restricted Stock Series B common stock	Dec. 31, 2011 Restricted Stock Series B common stock	Jun. 30, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Minimum	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, contractual term													10 years	10 years
Share based compensation, vesting period															0 years	5 years
Share based compensation shares authorized for future issuance													6,413,051	6,000,000
Shares remaining available for grant													1,584,394	1,938,726
Restricted stock issued										385,500
Restricted shares, grant date fair value per share										$ 1.68
Restricted shares, percentage vested										50.00%	10.00%	10.00%
Warrants granted during the period	70,000							70,000
Exercise price of warrants issued	$ 3.57
Expiration date of warrant issued	Dec 31, 2010
Amended expiration date of warrant	Dec 31, 2015
Warrant-related expense							$ 44,100
Shares repurchased, shares									29,500
Shares repurchased, price per share									$ 1.8
Share based compensation expense		$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729		$ 16,437

Stock Option Activity (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Number of shares
Outstanding, beginning of year		3,403,001	3,419,201
Options granted		842,000
Options exercised
Options forfeited		(26,457)	(3,227)
Options cancelled		(16,860)	12,973
Outstanding, end of year	4,201,684	4,201,684	3,403,001
Option Exercisable at end of year	3,124,455	3,124,455	2,949,041
Weighted Average Exercise Price
Weighted average exercise price, beginning of year		$ 1.72	$ 1.72
Options granted		$ 0.78
Options forfeited		$ 1.67	$ 1.68
Options cancelled		$ 1.35	$ 1.68
Weighted average exercise price, end of year	$ 0.83	$ 0.83	$ 1.72
Option Exercisable at end of year	$ 0.85	$ 0.85	$ 1.73

Stock Options Outstanding (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, Number outstanding	4,201,684	3,403,001	3,419,201
Option outstanding, Weighted average remaining contractual life (Years)	7 years 9 months 22 days	7 years 10 months 10 days
Option outstanding, Weighted average exercise price	$ 0.83	$ 1.72	$ 1.72
Option exercisable, Number exercisable	3,124,455	2,949,041
Option exercisable, Weighted average remaining contractual life (Years)	7 years 4 months 28 days	7 years 9 months 22 days
Option exercisable, Weighted average exercise price	$ 0.85	$ 1.73

Summary of Restricted Stock Activity (Detail) (Restricted Stock)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Number of shares
Beginning Balance	341,550	346,950	385,500
Vested	(29,500)		(38,550)
Forfeited	(1,800)	(5,400)
Ending Balance	310,250	341,550	346,950

Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended			6 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Jun. 28, 2013 Restricted Stock Series B common stock	Jan. 31, 2013 Performance Based Stock Options	Jul. 23, 2013 Subsequent Event	Jul. 30, 2013 Subsequent Event	Jun. 28, 2013 Subsequent Event Restricted Stock Series B common stock	Jan. 31, 2013 Subsequent Event Performance Based Stock Options	Jul. 23, 2013 Subsequent Event Maximum
Subsequent Event [Line Items]
Percentage of royalty of net proceeds received													20.00%
Proceeds received from license agreement																	$ 10,000,000
Service agreement													Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months.
Service agreement period																	18 months
Shares repurchased, shares											29,500				29,500
Shares repurchased, price per share											$ 1.8				$ 1.8
Unvested							310,250	341,550	346,950	385,500		3,262,948				3,262,948
Exercise price												$ 0.782				$ 0.782
Stock based compensation expense	118,180	33,915	598,486	79,948	127,488	1,334,729					16,437	421,950				421,950
Performance stock options, vesting terms descriptions												Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.				Additionally, the Company modified the vesting terms for its unvested performance based stock options and unvested restricted stock to vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Proceeds from issuance and sale of stock														$ 38,000,000

Earnings (Loss) per Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$ 0	$ 221,232	$ 148,468	$ 0

Share-Based Payments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested							3,262,948
Exercise price							$ 0.782
Stock based compensation expense	$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729	$ 421,950
Performance stock options, vesting terms descriptions							Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Total unrecognized compensation cost	$ 718,299		$ 718,299		$ 1,088,536
Stock option granted			842,000
Weighted average fair value of share based compensation awards granted	$ 0.48		$ 0.48		$ 1.02